Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share based compensation
Share-based compensation expenses	¥ 2,252,738	¥ 2,589,593	¥ 3,446,898
Total share-based compensation	2,252,738	2,589,593	3,494,319
Total share-based compensation expenses
Share based compensation
Share-based compensation expenses	2,252,738	2,589,593	3,446,898
Operations and support
Share based compensation
Share-based compensation expenses	110,822	109,962	143,588
Sales and marketing
Share based compensation
Share-based compensation expenses	180,967	159,830	264,572
Research and development
Share based compensation
Share-based compensation expenses	789,094	922,066	1,205,975
General and administrative
Share based compensation
Share-based compensation expenses	1,171,855	1,397,735	1,832,763
Investment income (loss), net
Share based compensation
Investment income (loss), net	¥ 0	¥ 0	¥ 47,421